Investment in an Associate (Details) - Schedule of Investments $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Investments [Abstract]
Beginning balance
Cost of acquisition	257
Share of post-acquisition loss	(3)
Ending balance	$ 254